RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - Schedule of Net Amounts Earned from (Paid to) Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Seatankers Management Co. Ltd
Disclosure of transactions between related parties [line items]
Net amounts earned from (paid to) related parties	$ 814	$ 313
SFL
Disclosure of transactions between related parties [line items]
Net amounts earned from (paid to) related parties	986	1,863
Golden Ocean
Disclosure of transactions between related parties [line items]
Net amounts earned from (paid to) related parties	2,258	1,593
Flex LNG Ltd
Disclosure of transactions between related parties [line items]
Net amounts earned from (paid to) related parties	835	687
Seatankers Management Norway AS
Disclosure of transactions between related parties [line items]
Net amounts earned from (paid to) related parties	(551)	(285)
Avance Gas
Disclosure of transactions between related parties [line items]
Net amounts earned from (paid to) related parties	1,042	1,110
TFG Marine
Disclosure of transactions between related parties [line items]
Net amounts earned from (paid to) related parties	642	417
Front Ocean Management
Disclosure of transactions between related parties [line items]
Net amounts earned from (paid to) related parties	(1,272)	(954)
Other related parties
Disclosure of transactions between related parties [line items]
Net amounts earned from (paid to) related parties	$ 6	$ 9